Schedule of Investments(a)
May 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–69.81%
Advertising–0.09%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$2,034,000	$2,007,384
Aerospace & Defense–0.44%
Lockheed Martin Corp., 4.95%, 10/15/2025	3,531,000	3,556,015
Raytheon Technologies Corp., 5.00%, 02/27/2026	1,733,000	1,745,376
Textron, Inc., 4.30%, 03/01/2024	3,771,000	3,731,947
TransDigm, Inc., 6.75%, 08/15/2028(b)	874,000	876,099
		9,909,437
Agricultural & Farm Machinery–0.62%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	5,489,000	5,512,810
John Deere Capital Corp.,
4.55%, 10/11/2024	5,085,000	5,078,879
4.90%, 03/03/2028	3,387,000	3,444,612
		14,036,301
Agricultural Products & Services–0.35%
Cargill, Inc.,
4.88%, 10/10/2025(b)	4,120,000	4,124,786
4.50%, 06/24/2026(b)	3,903,000	3,891,582
		8,016,368
Apparel Retail–0.34%
Ross Stores, Inc., 4.60%, 04/15/2025	7,753,000	7,670,329
Application Software–0.04%
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	810,000	828,909
Asset Management & Custody Banks–1.69%
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	2,350,000	1,958,767
Bank of New York Mellon Corp. (The),
5.22%, 11/21/2025(c)	3,915,000	3,907,422
4.41%, 07/24/2026(c)	5,389,000	5,283,785
5.80%, 10/25/2028(c)(d)	4,096,000	4,225,503
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	2,109,000	1,841,714
Northern Trust Corp., 4.00%, 05/10/2027	5,555,000	5,406,211
State Street Corp.,
4.86%, 01/26/2026(c)	3,851,000	3,828,129
5.10%, 05/18/2026(c)(d)	9,688,000	9,666,929
5.75%, 11/04/2026(c)	2,301,000	2,329,575
		38,448,035
Automobile Manufacturers–5.21%
American Honda Finance Corp.,
Series A, 4.60%, 04/17/2025(d)	7,453,000	7,412,184
4.70%, 01/12/2028	5,371,000	5,386,716
Principal Amount		Value
Automobile Manufacturers–(continued)
Daimler Truck Finance North America LLC (Germany),
5.20%, 01/17/2025(b)	$6,467,000	$6,447,936
5.15%, 01/16/2026(b)	4,236,000	4,239,324
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025(d)	12,538,000	11,714,739
8.05% (SOFR + 2.95%), 03/06/2026(e)	4,800,000	4,798,205
Hyundai Capital America,
5.88%, 04/07/2025(b)(d)	5,692,000	5,727,361
5.50%, 03/30/2026(b)	2,421,000	2,422,143
5.60%, 03/30/2028(b)	4,148,000	4,165,249
Mercedes-Benz Finance North America LLC,
5.91% (SOFR + 0.93%), 03/30/2025(b)(e)	14,900,000	14,956,749
4.80%, 03/30/2026(b)(d)	1,646,000	1,644,710
4.80%, 03/30/2028(b)(d)	5,200,000	5,193,712
PACCAR Financial Corp., 4.60%, 01/10/2028(d)	4,081,000	4,110,516
Toyota Motor Credit Corp.,
4.40%, 09/20/2024(d)	14,484,000	14,373,282
5.57% (SOFR + 0.56%), 01/10/2025(d)(e)	7,966,000	7,954,330
4.55%, 09/20/2027	8,964,000	8,944,361
Volkswagen Group of America Finance LLC (Germany),
6.05% (SOFR + 0.95%), 06/07/2024(b)(e)	7,214,000	7,232,861
4.35%, 06/08/2027(b)	1,540,000	1,499,082
		118,223,460
Automotive Parts & Equipment–0.12%
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	2,651,000	2,665,090
Automotive Retail–0.33%
Advance Auto Parts, Inc., 5.90%, 03/09/2026(d)	1,950,000	1,976,827
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	6,000,000	5,563,420
		7,540,247
Biotechnology–0.52%
Amgen, Inc.,
5.25%, 03/02/2025	5,632,000	5,650,000
5.15%, 03/02/2028	6,137,000	6,190,010
		11,840,010
Broadline Retail–0.25%
Prosus N.V. (China), 3.26%, 01/19/2027(b)	6,310,000	5,730,104

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Cable & Satellite–0.26%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	$3,389,000	$3,353,882
Comcast Corp., 5.25%, 11/07/2025(d)	1,168,000	1,183,054
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(d)	1,595,000	1,409,061
		5,945,997
Cargo Ground Transportation–0.75%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	3,669,000	3,535,840
5.75%, 05/24/2026(b)	3,412,000	3,405,988
4.40%, 07/01/2027(b)	3,001,000	2,854,790
Ryder System, Inc.,
4.63%, 06/01/2025	5,242,000	5,165,793
4.30%, 06/15/2027	2,028,000	1,965,215
		16,927,626
Computer & Electronics Retail–0.36%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	6,393,000	6,295,095
5.85%, 07/15/2025	1,834,000	1,858,678
		8,153,773
Construction Machinery & Heavy Transportation Equipment– 0.98%
Caterpillar Financial Services Corp., 4.90%, 01/17/2025	14,485,000	14,497,448
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(d)	4,163,000	4,303,542
Wabtec Corp., 4.40%, 03/15/2024	3,390,000	3,343,682
		22,144,672
Construction Materials–0.17%
Vulcan Materials Co., 5.80%, 03/01/2026	3,824,000	3,835,385
Consumer Finance–2.22%
American Express Co., 3.95%, 08/01/2025	5,443,000	5,313,642
Capital One Financial Corp.,
3.30%, 10/30/2024	9,600,000	9,257,212
4.17%, 05/09/2025(c)	9,693,000	9,437,763
Discover Bank, 2.45%, 09/12/2024	3,280,000	3,100,067
General Motors Financial Co., Inc.,
6.31% (SOFR + 1.30%), 04/07/2025(e)	7,747,000	7,735,271
6.05%, 10/10/2025(d)	8,481,000	8,539,375
5.40%, 04/06/2026	804,000	800,680
5.00%, 04/09/2027	3,390,000	3,329,035
Synchrony Financial, 4.25%, 08/15/2024	2,916,000	2,768,988
		50,282,033
Consumer Staples Merchandise Retail–0.24%
Dollar General Corp., 4.25%, 09/20/2024	5,616,000	5,540,938
Principal Amount		Value
Copper–0.80%
Freeport-McMoRan, Inc.,
4.55%, 11/14/2024	$5,307,000	$5,236,470
4.38%, 08/01/2028	13,753,000	12,952,231
		18,188,701
Distillers & Vintners–0.28%
Constellation Brands, Inc., 4.35%, 05/09/2027	6,418,000	6,307,317
Diversified Banks–17.25%
Australia and New Zealand Banking Group Ltd. (Australia), 5.09%, 12/08/2025(d)	1,591,000	1,593,822
Banco Santander S.A. (Spain), 5.15%, 08/18/2025	6,800,000	6,714,481
Bank of America Corp.,
3.86%, 07/23/2024(c)	1,643,000	1,638,036
5.08%, 01/20/2027(c)	8,381,000	8,322,827
Bank of Montreal (Canada),
5.30%, 06/05/2026	2,522,000	2,526,005
6.43% (SOFR + 1.33%), 06/05/2026(e)	4,857,000	4,882,139
Banque Federative du Credit Mutuel S.A. (France),
4.52%, 07/13/2025(b)	8,765,000	8,577,109
4.94%, 01/26/2026(b)	6,759,000	6,712,327
Barclays PLC (United Kingdom), 5.30%, 08/09/2026(c)	13,753,000	13,561,228
BPCE S.A. (France), 5.98%, 01/18/2027(b)(c)	4,300,000	4,298,246
Citigroup, Inc.,
4.14%, 05/24/2025(c)	13,753,000	13,536,237
6.43% (3 mo. USD LIBOR + 1.25%), 07/01/2026(e)	14,037,000	14,146,398
5.61%, 09/29/2026(c)	8,917,000	8,986,408
Series V, 4.70%(c)(d)(f)	3,790,000	3,295,784
Citizens Bank N.A.,
4.12%, 05/23/2025(c)(d)	13,753,000	12,869,285
6.06%, 10/24/2025(c)	8,706,000	8,176,031
Cooperatieve Rabobank U.A. (Netherlands), 5.00%, 01/13/2025	9,543,000	9,528,688
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(b)	1,871,000	1,833,402
4.75%, 08/09/2024	14,485,000	14,126,786
3.63%, 09/09/2024	1,781,000	1,706,715
3.70%, 02/21/2025	4,570,000	4,345,087
Danske Bank A/S (Denmark),
6.21% (3 mo. USD LIBOR + 1.06%), 09/12/2023(b)(e)	5,695,000	5,696,663
6.47%, 01/09/2026(b)(c)	2,910,000	2,915,205
Federation des caisses Desjardins du Quebec (Canada),
4.40%, 08/23/2025(b)	13,519,000	13,168,229
5.28%, 01/23/2026(b)(c)	6,000,000	5,922,906
Fifth Third Bancorp, 2.38%, 01/28/2025(d)	6,549,000	6,077,143
HSBC Holdings PLC (United Kingdom),
5.68% (SOFR + 0.58%), 11/22/2024(e)	1,518,000	1,502,251
4.18%, 12/09/2025(c)	13,753,000	13,430,547
7.34%, 11/03/2026(c)	9,657,000	10,068,571
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC USA, Inc., 3.75%, 05/24/2024	$5,434,000	$5,324,947
JPMorgan Chase & Co.,
5.55%, 12/15/2025(c)	14,243,000	14,266,464
4.08%, 04/26/2026(c)(d)	10,029,000	9,820,777
6.39% (SOFR + 1.32%), 04/26/2026(e)	5,702,000	5,753,048
Series HH, 4.60%(c)(d)(f)	5,002,000	4,631,515
KeyBank N.A.,
4.15%, 08/08/2025	4,522,000	4,160,702
4.70%, 01/26/2026(d)	2,137,000	1,973,502
5.85%, 11/15/2027	1,773,000	1,646,792
KeyCorp, 3.88%, 05/23/2025(c)	6,806,000	6,196,815
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025(d)	8,420,000	8,204,081
4.65%, 01/27/2026	9,560,000	9,111,437
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.06%, 09/12/2025(c)(d)	8,111,000	8,042,653
5.54%, 04/17/2026(c)(d)	10,000,000	9,988,000
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(b)	5,959,000	5,880,268
National Australia Bank Ltd. (Australia), 4.97%, 01/12/2026(d)	6,280,000	6,305,898
National Securities Clearing Corp.,
5.15%, 05/30/2025(b)	2,365,000	2,371,624
5.10%, 11/21/2027(b)	4,861,000	4,871,988
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(c)	3,399,000	3,530,603
5.85%, 03/02/2027(c)	1,006,000	1,009,504
5.52%, 09/30/2028(c)	1,900,000	1,893,506
Nordea Bank Abp (Finland),
4.75%, 09/22/2025(b)	14,485,000	14,304,914
5.38%, 09/22/2027(b)	3,470,000	3,459,255
6.63%(b)(c)(f)	3,077,000	2,896,458
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(c)	4,865,000	4,860,157
4.76%, 01/26/2027(c)(d)	4,365,000	4,311,947
Royal Bank of Canada (Canada), 4.88%, 01/12/2026	9,657,000	9,612,569
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	10,879,000	10,927,987
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	1,930,000	1,952,819
U.S. Bancorp, 5.73%, 10/21/2026(c)	7,886,000	7,844,009
Wells Fargo & Co., 4.54%, 08/15/2026(c)	5,989,000	5,889,624
		391,202,419
Diversified Capital Markets–1.45%
Credit Suisse Group AG (Switzerland), 6.37%, 07/15/2026(b)(c)	11,090,000	10,942,392
UBS Group AG (Switzerland),
4.49%, 05/12/2026(b)(c)	8,078,000	7,811,407
5.71%, 01/12/2027(b)(c)(d)	14,292,000	14,180,028
		32,933,827
Principal Amount		Value
Diversified Chemicals–0.38%
Celanese US Holdings LLC, 5.90%, 07/05/2024(d)	$8,635,000	$8,627,455
Diversified Financial Services–0.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
1.65%, 10/29/2024	2,345,000	2,202,589
5.75%, 06/06/2028	2,995,000	2,971,605
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,216,544
		16,390,738
Diversified REITs–0.88%
VICI Properties L.P., 4.38%, 05/15/2025	6,418,000	6,202,720
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	13,753,000	13,673,630
		19,876,350
Diversified Support Services–0.01%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	219,851
Drug Retail–0.28%
CK Hutchison International (23) Ltd. (United Kingdom), 4.75%, 04/21/2028(b)	6,330,000	6,363,074
Education Services–0.22%
Grand Canyon University, 3.25%, 10/01/2023	5,117,000	5,053,037
Electric Utilities–2.24%
Duke Energy Corp.,
5.00%, 12/08/2025	5,466,000	5,464,263
5.00%, 12/08/2027(d)	1,609,000	1,613,751
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	3,126,000	3,221,833
Georgia Power Co., 4.65%, 05/16/2028(d)	5,883,000	5,823,995
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	3,771,000	3,459,893
National Rural Utilities Cooperative Finance Corp.,
5.45%, 10/30/2025(d)	6,498,000	6,563,763
4.45%, 03/13/2026	5,145,000	5,115,598
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	2,668,000	2,698,767
4.45%, 06/20/2025(d)	4,584,000	4,536,739
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(b)	375,000	361,058
Pennsylvania Electric Co., 5.15%, 03/30/2026(b)	336,000	334,029
Southern Co. (The),
4.48%, 08/01/2024(g)	9,170,000	9,037,563
5.15%, 10/06/2025	2,496,000	2,501,032
		50,732,284
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electrical Components & Equipment–0.60%
Regal Rexnord Corp.,
6.05%, 02/15/2026(b)	$8,193,000	$8,216,423
6.05%, 04/15/2028(b)	5,451,000	5,391,871
		13,608,294
Electronic Components–0.23%
Tyco Electronics Group S.A., 4.50%, 02/13/2026	5,184,000	5,157,693
Environmental & Facilities Services–0.05%
Republic Services, Inc., 4.88%, 04/01/2029	1,153,000	1,156,299
Financial Exchanges & Data–0.14%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	3,289,000	3,233,426
Gas Utilities–0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	1,400,000	1,404,685
Health Care Equipment–0.11%
Becton, Dickinson and Co., 4.69%, 02/13/2028(d)	2,430,000	2,426,719
Health Care Facilities–0.15%
HCA, Inc., 5.38%, 02/01/2025	3,444,000	3,421,803
Health Care Services–0.16%
CVS Health Corp., 5.00%, 01/30/2029	3,732,000	3,737,103
Homebuilding–0.49%
Lennar Corp., 4.88%, 12/15/2023	4,585,000	4,576,696
Meritage Homes Corp., 6.00%, 06/01/2025	6,000,000	6,015,870
Toll Brothers Finance Corp., 4.88%, 11/15/2025	461,000	449,145
		11,041,711
Hotels, Resorts & Cruise Lines–0.53%
Expedia Group, Inc., 4.63%, 08/01/2027	12,426,000	12,111,681
Industrial Conglomerates–0.07%
Honeywell International, Inc., 4.25%, 01/15/2029	1,538,000	1,520,620
Integrated Oil & Gas–0.26%
BP Capital Markets PLC (United Kingdom), 4.38%(c)(f)	2,751,000	2,647,838
Occidental Petroleum Corp., 6.95%, 07/01/2024(d)	3,305,000	3,340,363
		5,988,201
Interactive Media & Services–0.43%
Tencent Holdings Ltd. (China), 3.28%, 04/11/2024(b)	10,000,000	9,824,463
Internet Services & Infrastructure–0.10%
VeriSign, Inc.,
5.25%, 04/01/2025	1,703,000	1,695,064
4.75%, 07/15/2027	535,000	526,908
		2,221,972
Principal Amount		Value
Investment Banking & Brokerage–1.15%
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	$4,686,000	$4,699,161
5.68% (SOFR + 0.79%), 12/09/2026(e)	9,005,000	8,855,651
5.70% (SOFR + 0.81%), 03/09/2027(e)	7,585,000	7,488,643
5.71% (SOFR + 0.82%), 09/10/2027(e)	726,000	714,441
Morgan Stanley, 5.05%, 01/28/2027(c)	4,356,000	4,344,280
		26,102,176
IT Consulting & Other Services–0.42%
International Business Machines Corp., 4.50%, 02/06/2026(d)	9,560,000	9,518,708
Life & Health Insurance–1.80%
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	6,041,000	5,677,513
Five Corners Funding Trust, 4.42%, 11/15/2023(b)	5,959,000	5,918,253
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	8,046,000	7,946,080
Northwestern Mutual Global Funding,
4.00%, 07/01/2025(b)(d)	8,632,000	8,438,085
4.35%, 09/15/2027(b)	5,401,000	5,349,264
Protective Life Global Funding, 5.37%, 01/06/2026(b)(d)	7,412,000	7,470,810
		40,800,005
Managed Health Care–0.88%
Elevance Health, Inc., 5.35%, 10/15/2025(d)	6,759,000	6,810,594
Humana, Inc., 5.70%, 03/13/2026	3,728,000	3,740,511
UnitedHealth Group, Inc.,
5.00%, 10/15/2024(d)	5,538,000	5,548,252
5.15%, 10/15/2025(d)	3,860,000	3,911,952
		20,011,309
Movies & Entertainment–1.68%
Netflix, Inc.,
5.75%, 03/01/2024	6,120,000	6,123,733
5.88%, 02/15/2025	5,000,000	5,048,656
4.38%, 11/15/2026(d)	10,000,000	9,835,941
Warnermedia Holdings, Inc.,
3.53%, 03/15/2024	2,410,000	2,395,128
3.64%, 03/15/2025	1,507,000	1,458,994
3.79%, 03/15/2025	3,627,000	3,507,205
6.41%, 03/15/2026(d)	9,700,000	9,723,633
		38,093,290
Multi-Utilities–0.86%
NiSource, Inc., 5.25%, 03/30/2028	956,000	963,669
WEC Energy Group, Inc.,
5.00%, 09/27/2025	5,836,000	5,836,488
4.75%, 01/09/2026	6,627,000	6,595,261
5.15%, 10/01/2027	2,023,000	2,040,777
4.75%, 01/15/2028	4,034,000	3,989,431
		19,425,626
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Office REITs–0.63%
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028(d)	$5,407,000	$4,609,884
Office Properties Income Trust,
4.25%, 05/15/2024	9,131,000	8,550,146
2.65%, 06/15/2026	1,485,000	1,021,826
		14,181,856
Oil & Gas Drilling–0.06%
Valaris Ltd., 8.38%, 04/30/2030(b)	1,277,000	1,269,408
Oil & Gas Equipment & Services–0.10%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	2,240,000	2,181,648
Oil & Gas Exploration & Production–1.31%
Apache Corp., 7.75%, 12/15/2029	2,027,000	2,099,769
Devon Energy Corp.,
5.25%, 10/15/2027(d)	8,359,000	8,272,850
5.88%, 06/15/2028	9,170,000	9,190,856
EQT Corp., 5.68%, 10/01/2025	5,653,000	5,654,187
Pioneer Natural Resources Co., 5.10%, 03/29/2026	1,057,000	1,057,349
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,495,000	3,543,091
		29,818,102
Oil & Gas Storage & Transportation–3.67%
Enbridge, Inc. (Canada),
5.73% (SOFR + 0.63%), 02/16/2024(e)	3,586,000	3,580,572
5.97%, 03/08/2026	7,947,000	7,980,067
Energy Transfer L.P.,
5.88%, 01/15/2024	3,472,000	3,473,077
5.50%, 06/01/2027	27,095,000	27,180,325
5.55%, 02/15/2028	1,076,000	1,079,688
Enterprise Products Operating LLC,
5.05%, 01/10/2026	3,902,000	3,934,339
Series D, 8.30%(3 mo. USD LIBOR + 2.99%), 08/16/2077(d)(e)	2,293,000	2,228,246
ONEOK Partners L.P., 4.90%, 03/15/2025	3,814,000	3,763,488
ONEOK, Inc., 5.85%, 01/15/2026	3,406,000	3,446,544
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	14,414,000	15,444,979
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	9,900,000	9,916,440
Williams Cos., Inc. (The), 5.40%, 03/02/2026	1,299,000	1,310,105
		83,337,870
Packaged Foods & Meats–0.91%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,477,000	3,428,652
General Mills, Inc., 5.24%, 11/18/2025(d)	9,657,000	9,660,970
Mars, Inc., 4.55%, 04/20/2028(b)	7,648,000	7,640,141
		20,729,763
Paper & Plastic Packaging Products & Materials–0.28%
Berry Global, Inc., 4.88%, 07/15/2026(b)	5,547,000	5,373,773
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–(continued)
Sealed Air Corp., 5.50%, 09/15/2025(b)	$938,000	$932,405
		6,306,178
Passenger Airlines–1.49%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	3,107,570	2,725,743
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	577,273	513,651
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	590,000	567,910
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	21,814,150	21,402,572
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,841,752	1,719,307
Series 2020-1, Class A, 5.88%, 10/15/2027	5,490,741	5,431,941
United Airlines, Inc., 4.38%, 04/15/2026(b)	1,404,000	1,329,660
		33,690,784
Personal Care Products–0.22%
Kenvue, Inc., 5.50%, 03/22/2025(b)(d)	4,978,000	5,028,236
Pharmaceuticals–1.70%
Eli Lilly and Co., 5.00%, 02/27/2026(d)	4,876,000	4,890,140
Merck & Co., Inc., 4.05%, 05/17/2028(d)	3,935,000	3,915,784
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 05/19/2025	7,452,000	7,438,779
4.45%, 05/19/2026	20,000,000	19,902,295
4.45%, 05/19/2028	2,398,000	2,390,261
		38,537,259
Real Estate Development–0.08%
Agile Group Holdings Ltd. (China), 5.75%, 01/02/2025(b)	202,000	75,851
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	400,000	168,461
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	987,000	869,053
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	1,059,000	116,490
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	1,005,000	323,336
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	1,054,000	245,347
		1,798,538
Regional Banks–2.03%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	11,499,000	10,463,195
Fifth Third Bank N.A., 3.95%, 07/28/2025(d)	4,445,000	4,232,469
M&T Bank Corp., 3.55%, 07/26/2023	5,804,000	5,776,435
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Morgan Stanley Bank N.A., 4.75%, 04/21/2026	$4,192,000	$4,177,318
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(c)	3,893,000	3,939,811
Truist Bank, 5.24% (SOFR + 0.20%), 01/17/2024(e)	3,100,000	3,063,016
Truist Financial Corp.,
5.29% (SOFR + 0.40%), 06/09/2025(e)	7,835,000	7,556,724
4.26%, 07/28/2026(c)	7,201,000	6,926,392
		46,135,360
Restaurants–0.13%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	3,034,000	2,963,243
Retail REITs–0.28%
Kite Realty Group L.P., 4.00%, 10/01/2026	5,009,000	4,550,004
Realty Income Corp., 5.05%, 01/13/2026	1,745,000	1,734,312
		6,284,316
Self-Storage REITs–0.07%
Extra Space Storage L.P., 5.70%, 04/01/2028	1,524,000	1,546,200
Semiconductor Materials & Equipment–0.16%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 4.40%, 06/01/2027	3,846,000	3,744,868
Semiconductors–0.63%
Marvell Technology, Inc., 4.20%, 06/22/2023	3,388,000	3,385,106
Microchip Technology, Inc.,
4.33%, 06/01/2023	3,387,000	3,387,000
4.25%, 09/01/2025	7,638,000	7,447,128
		14,219,234
Sovereign Debt–0.36%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	1,893,000	1,629,949
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	3,830,000	3,828,757
Romanian Government International Bond (Romania), 6.63%, 02/17/2028(b)	2,640,000	2,712,122
		8,170,828
Specialized Finance–0.56%
Blackstone Private Credit Fund,
2.70%, 01/15/2025	1,662,000	1,549,715
7.05%, 09/29/2025	2,716,000	2,709,944
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(h)	8,658,000	8,463,195
		12,722,854
Principal Amount		Value
Specialty Chemicals–0.57%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	$7,859,000	$6,888,596
8.75%, 05/03/2029(b)	3,835,000	3,676,940
Sherwin-Williams Co. (The), 4.25%, 08/08/2025	2,291,000	2,256,501
		12,822,037
Steel–0.32%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,865,000	5,043,505
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,210,828
		7,254,333
Systems Software–0.25%
Oracle Corp.,
5.80%, 11/10/2025	3,696,000	3,761,790
4.50%, 05/06/2028	1,877,000	1,833,984
		5,595,774
Technology Distributors–0.24%
Arrow Electronics, Inc., 6.13%, 03/01/2026	5,495,000	5,503,244
Technology Hardware, Storage & Peripherals–0.86%
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024	9,700,000	9,727,877
6.10%, 04/01/2026	9,700,000	9,754,633
		19,482,510
Tobacco–1.61%
Philip Morris International, Inc.,
5.13%, 11/15/2024	13,435,000	13,446,121
5.00%, 11/17/2025	5,869,000	5,880,891
4.88%, 02/13/2026	13,996,000	13,972,295
5.13%, 11/17/2027(d)	3,090,000	3,123,668
		36,422,975
Trading Companies & Distributors–0.63%
Air Lease Corp., 1.88%, 08/15/2026	1,516,000	1,340,322
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	6,558,000	6,412,918
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	7,407,000	6,521,940
		14,275,180
Transaction & Payment Processing Services–0.53%
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(d)	8,765,000	8,620,631
Global Payments, Inc., 4.00%, 06/01/2023	3,467,000	3,467,000
		12,087,631
Wireless Telecommunication Services–0.47%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	5,630,500	5,575,906
T-Mobile USA, Inc., 4.95%, 03/15/2028	2,623,000	2,614,802
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	$3,001,000	$2,520,840
		10,711,548
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,619,864,774)		1,583,268,712

Asset-Backed Securities–26.96%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(b)	94,374	94,286
AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class C, 2.74%, 04/18/2025	531,226	528,080
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,633,942
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,776,307
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	778,328	730,991
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	2,482,415	2,268,617
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	1,434,014	1,321,741
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	3,014,538	2,497,200
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	10,983,056	9,278,038
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	6,840,785	6,009,222
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	19,000,000	19,300,664
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,021,308
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,410,816
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,689,094
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	11,812,000	11,555,561
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(b)	20,000,000	18,670,874
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 4.68%, 05/25/2034(i)	14,992	14,128
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	5,722,223	4,848,352
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	5,721,379	4,661,970
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	5,369,173	4,706,509
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	6,158,137	5,217,695
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 3.86%, 08/25/2033(i)	$19,584	$18,738
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	100,613	95,369
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	197,207	189,240
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.54%, 01/15/2051(j)	18,889,661	354,816
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	1,362,374	1,271,565
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.96% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	3,455,000	3,352,593
Series 2021-VOLT, Class A, 5.81% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	6,565,000	6,352,712
Series 2021-VOLT, Class B, 6.06% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	11,325,000	10,866,693
Series 2021-VOLT, Class C, 6.21% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(e)	2,795,000	2,649,541
Series 2021-VOLT, Class D, 6.76% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	6,464,000	6,144,690
BX Trust,
Series 2021-LGCY, Class A, 5.61% (1 mo. USD LIBOR + 0.51%), 10/15/2036(b)(e)	25,000,000	24,012,462
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	2,630,000	2,556,599
Series 2022-LBA6, Class A, 6.06% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,408,573
Series 2022-LBA6, Class B, 6.36% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,321,911
Series 2022-LBA6, Class C, 6.66% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,760,753
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,478,810
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	913,317	911,962
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	695,000	693,957
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(j)	7,876,699	200,816
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.23% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	5,813,000	5,753,591
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	56,767	53,169
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	1,717,212	1,545,085
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.99%, 01/25/2036(i)	$230,593	$202,730
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.46% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(e)	2,390,000	2,371,086
Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(e)	2,424,000	2,384,881
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.98%, 11/10/2046(j)	9,951,476	5,938
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	166,865	164,964
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(j)	20,188,831	641,104
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 5.12%, 08/25/2034(i)	63,132	58,469
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	413,395	401,484
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	5,812,119	4,735,908
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	145,322	143,711
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	8,389,196	7,097,357
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	4,133,690	3,605,607
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	4,090,928	3,668,957
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)	13,586,109	13,299,029
COMM Mortgage Trust, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	194,814	190,244
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	185,061	170,160
Series 2005-J4, Class A7, 5.50%, 11/25/2035	278,257	233,487
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(g)	440,053	432,272
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(b)(i)	3,292,927	3,065,699
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(i)	13,413,759	11,816,470
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	1,013,936	859,310
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	4,399,663	3,723,529
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	5,481,299	5,097,870
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	2,955,000	2,625,483
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(i)	5,999,284	5,804,752
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)(g)	9,377,358	9,235,949
Principal Amount		Value

Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026	$1,851,413	$1,838,012
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.34% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	1,705,121	1,673,957
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	309,563	296,174
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	1,167,877	983,986
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	3,877,368	3,281,163
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	5,588,960	5,442,461
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	418,570	417,715
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	1,780,314	1,749,616
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	9,322,616	8,106,403
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	1,988,834	1,729,374
FREMF Mortgage Trust, Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(i)	1,395,000	1,370,861
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	1,905,932	1,776,016
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(g)	809,538	737,446
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(e)	6,000,000	5,922,810
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(e)	7,612,000	7,548,919
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	7,000,000	6,891,248
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 6.44% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(e)	6,940,497	6,880,976
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.79% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(e)	2,640,000	2,620,586
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	107,149	106,433
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	4,882,299	4,293,996
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(i)	43,812	40,882
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	$1,584,000	$1,479,156
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	700,000	653,814
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	1,304,124	1,222,993
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.55% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(e)	3,000,000	2,937,876
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	3,978,000	3,261,960
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(h)	6,557,000	5,909,496
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,302,896
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.05%, 07/25/2035(i)	138,366	135,154
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(j)	25,193,611	357,429
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 6.06% (1 mo. USD LIBOR + 0.80%), 05/15/2036(b)(e)	7,750,000	7,695,558
Series 2019-KNSQ, Class C, 6.31% (1 mo. USD LIBOR + 1.05%), 05/15/2036(b)(e)	4,250,000	4,190,636
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(i)	14,459	1,056
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.87% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	7,254,320	7,075,523
Series 2021-BMR, Class B, 6.05% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	3,519,033	3,411,169
Med Trust,
Series 2021-MDLN, Class A, 6.06% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	4,115,250	3,994,525
Series 2021-MDLN, Class B, 6.56% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	2,627,391	2,537,707
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	3,764,989	3,287,289
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	3,669,504	3,193,711
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035	357,917	331,044
Principal Amount		Value

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(i)	$4,225,707	$3,443,246
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(i)	5,067,935	4,403,908
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	7,710,852	6,592,970
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(b)	271,861	271,111
Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	5,800,000	5,433,109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	888,188	884,614
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	7,010,834	224,256
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	1,338,847	1,250,349
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	1,047,145	990,551
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	7,129,749	7,088,746
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	661,874	606,765
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	1,089,117	998,200
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	3,864,556	3,500,110
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(i)	124,063	119,434
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	4,811,926	4,114,126
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(i)	5,889,988	5,340,996
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(g)	3,772,983	3,457,467
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(g)	3,610,000	3,116,225
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)(g)	3,468,227	3,403,367
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	8,197,441	8,211,365
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(i)	3,709,311	3,726,975
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	4,262,297	3,729,677
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.22% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	5,145,000	5,081,439
Series 2020-8RA, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	9,602,000	9,485,989
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	8,832,000	8,738,443
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	$7,550,413	$7,461,212
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	5,771,411	4,776,331
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(e)	3,874,000	3,752,643
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	129,612	129,425
PRKCM 2022-AFC2 Trust, Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(i)	6,050,476	5,961,356
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	4,982,693	4,634,064
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,707,273	3,188,232
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,655,336	8,385,371
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,005	2,296
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(i)	175,093	168,397
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	654,490	620,099
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	3,227,218	3,074,158
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	552,345	550,264
Series 2019-3, Class D, 2.68%, 10/15/2025	314,099	313,161
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	486,809	401,185
Series 2013-6, Class A2, 3.00%, 05/25/2043(i)	667,306	591,288
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	405,119	356,847
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	1,309,089	1,238,065
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,533,167	3,686,229
STAR Trust, Series 2021-SFR1, Class A, 5.78% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)(e)	9,556,433	9,342,083
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	93,771	89,023
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	1,308,488	1,155,599
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	5,060,678	4,371,429
Principal Amount		Value

Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(i)	$337,481	$20,430
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	2,365,000	1,978,086
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	6,916,667	6,028,464
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	7,162,000	7,079,544
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	320,406	316,583
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(j)	11,795,882	354,873
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(k)	418,026	2,478
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	1,183,257	1,113,804
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(i)	235,719	229,130
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	2,480,137	2,101,844
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	1,531,579	1,315,033
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	5,593,929	4,761,150
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	1,885,994	1,695,102
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	3,826,184	3,449,495
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	2,060,893	2,035,676
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	2,988,089	3,016,005
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,326,913	1,200,126
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(i)	88,349	83,448
Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035(i)	33,487	31,656
Series 2005-AR16, Class 1A1, 3.86%, 12/25/2035(i)	171,565	156,784
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	19,143	19,092
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	11,717,968	370,417
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,352,500	5,968,375
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, IO, 1.15%, 12/15/2045(b)(j)	154,534	2
Series 2013-C16, Class B, 4.98%, 09/15/2046(i)	4,500,000	4,389,443
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	$9,820,087	$8,233,103
Total Asset-Backed Securities (Cost $657,797,182)		611,365,854
U.S. Treasury Securities–1.47%
U.S. Treasury Bills–0.44%
4.79% - 5.18%, 04/18/2024(l)(m)	10,299,000	9,843,826
U.S. Treasury Notes–1.03%
4.25%, 05/31/2025	6,015,500	5,998,934
3.63%, 05/15/2026	6,551,100	6,475,353
3.63%, 05/31/2028	10,991,000	10,929,175
		23,403,462
Total U.S. Treasury Securities (Cost $33,228,296)		33,247,288

Agency Credit Risk Transfer Notes–0.79%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.54% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(e)	156,267	156,773
Series 2019-R02, Class 1M2, 7.44% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(e)	22,290	22,291
Series 2019-R03, Class 1M2, 7.29% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	32,370	32,412
Series 2022-R03, Class 1M1, 7.07% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	5,676,006	5,706,226
Series 2022-R04, Class 1M1, 6.97% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	2,973,480	2,987,354
Series 2023-R02, Class 1M1, 7.27% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,807,945	1,820,765
Freddie Mac,
Series 2013-DN2, Class M2, STACR®, 9.39% (1 mo. USD LIBOR + 4.25%), 11/25/2023(e)	1,172,279	1,188,531
Series 2014-DN3, Class M3, STACR®, 9.14% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	414,256	419,481
Series 2022-HQA3, Class M1, STACR®, 7.26% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	2,625,567	2,628,839
Series 2022-DNA6, Class M1, STACR®, 7.12% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	1,421,940	1,431,708
Series 2023-DNA1, Class M1, STACR®, 7.08% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,504,272	1,507,455
Total Agency Credit Risk Transfer Notes (Cost $17,821,880)		17,901,835
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.68%
Collateralized Mortgage Obligations–0.39%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2023 to 11/25/2029(k)	$341,761	$53,412
6.50%, 02/25/2032 to 07/25/2032(k)	220,285	33,588
6.00%, 12/25/2032 to 09/25/2035(k)	550,227	80,950
5.50%, 11/25/2033 to 06/25/2035(k)	443,186	71,361
PO, 0.00%, 09/25/2032(n)	17,971	15,759
Fannie Mae REMICs,
6.50%, 06/25/2023 to 11/25/2029	37,685	38,499
6.14% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	32,592	33,094
5.61% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	15,646	15,611
5.54% (1 mo. USD LIBOR + 0.40%), 11/25/2033 to 03/25/2042(e)	75,377	74,316
5.50%, 04/25/2035 to 07/25/2046(k)	2,515,782	1,855,613
5.73% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	60,154	71,168
5.36% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	226,561	257,228
5.00%, 04/25/2040	68,008	66,894
4.00%, 03/25/2041 to 08/25/2047(k)	823,197	167,956
5.59% (1 mo. USD LIBOR + 0.45%), 02/25/2047(e)	45,488	45,099
IO, 3.00%, 11/25/2027(k)	602,556	23,959
2.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(k)	121,280	10,498
2.76% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	24,841	2,372
2.81% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(k)	130,618	10,077
2.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(e)(k)	50,418	4,834
2.96% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(k)	70,307	7,311
1.86% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	47,704	3,309
2.66% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	22,083	2,276
2.86% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(e)(k)	149,734	15,816
2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	106,059	9,062
3.11% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	129,803	17,126
7.00%, 04/25/2033(k)	628,874	106,159
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.56% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2035(e)(k)	$560,894	$43,741
0.91% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	302,227	16,670
1.61% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(k)	193,012	6,959
1.46% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	121,035	6,777
3.50%, 08/25/2035(k)	2,815,015	341,563
1.40% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(k)	103,501	7,609
1.41% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	305,061	23,504
1.01% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	560,050	60,140
4.50%, 02/25/2043(k)	190,618	27,210
0.76% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(k)	4,473,379	334,687
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	50,821,729	134,647
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	35,470,975	315,798
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	27,128,903	363,614
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	26,582,404	597,852
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	22,214,100	1,002,247
Freddie Mac REMICs,
3.96% (COF 11 + 1.45%), 12/15/2023(e)	40,303	40,345
6.50%, 04/15/2028 to 06/15/2032	536,993	552,948
6.00%, 01/15/2029 to 04/15/2029	240,283	243,274
7.50%, 09/15/2029	32,716	34,098
8.00%, 03/15/2030	20,195	21,133
6.06% (1 mo. USD LIBOR + 0.95%), 08/15/2031 to 01/15/2032(e)	46,415	47,069
6.11% (1 mo. USD LIBOR + 1.00%), 12/15/2031 to 03/15/2032(e)	96,606	97,602
5.61% (1 mo. USD LIBOR + 0.50%), 01/15/2033(e)	2,060	2,061
5.00%, 08/15/2035	962,138	969,073
4.00%, 06/15/2038 to 03/15/2045(k)	292,178	69,458
IO, 0.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(e)(k)	63,003	2,585
3.00%, 06/15/2027 to 12/15/2027(k)	2,077,082	85,667
2.50%, 05/15/2028(k)	470,670	18,676
3.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(k)	4,544	47
2.94% (8.05% - (1.00 x 1 mo. USD LIBOR)), 02/15/2029(e)(k)	112,316	7,340
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.64% (7.75% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(k)	$102,058	$4,900
2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(e)(k)	66,123	3,879
1.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	330,233	16,509
1.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	65,861	3,494
1.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	211,589	11,234
1.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(k)	271,710	10,373
1.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	40,660	4,038
0.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	616,873	48,550
1.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	129,703	8,426
0.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	673,785	67,530
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(k)	870,550	42,713
3.27%, 12/15/2027(j)	226,337	9,806
6.50%, 02/01/2028(k)	9,136	894
7.00%, 09/01/2029(k)	89,322	11,872
7.50%, 12/15/2029(k)	38,405	5,540
6.00%, 12/15/2032(k)	36,752	4,564
		8,822,063
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
8.50%, 05/01/2024 to 08/17/2026	14,106	14,068
6.00%, 07/01/2024	32,610	33,038
7.00%, 10/25/2024 to 03/01/2035	526,017	539,939
9.00%, 01/01/2025 to 05/01/2025	1,051	1,060
6.50%, 07/01/2028 to 04/01/2034	49,132	50,545
7.50%, 01/01/2032 to 02/01/2032	270,472	281,014
5.00%, 07/01/2033 to 06/01/2034	160,931	161,683
5.50%, 09/01/2039	376,127	386,026
ARM, 5.65% (6 mo. USD LIBOR + 1.65%), 07/01/2036(e)	13,344	13,462
4.66% (1 yr. USD LIBOR + 2.20%), 02/01/2037(e)	3,413	3,370
4.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(e)	6,473	6,382
		1,490,587
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.18%
6.50%, 11/01/2023 to 10/01/2035	$857,072	$878,896
7.00%, 11/01/2025 to 08/01/2036	1,016,976	1,036,517
8.00%, 09/01/2026 to 07/01/2032	48,948	48,820
7.50%, 02/01/2027 to 08/01/2033	671,864	695,142
9.00%, 01/01/2030	19,483	19,439
8.50%, 05/01/2030 to 07/01/2030	58,243	59,377
6.00%, 06/01/2030 to 03/01/2037	1,179,844	1,224,602
5.50%, 02/01/2035 to 05/01/2036	160,368	164,833
ARM, 4.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	15,066	14,789
4.67% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	20,340	20,667
4.34% (1 yr. USD LIBOR + 1.71%), 03/01/2038(e)	5,158	5,094
		4,168,176
Government National Mortgage Association (GNMA)–0.04%
6.50%, 11/15/2023 to 02/15/2034	359,577	369,081
7.50%, 02/15/2024 to 11/15/2026	9,513	9,548
7.00%, 10/15/2026 to 01/20/2030	50,960	51,246
8.50%, 07/20/2027	16,764	16,827
8.00%, 08/15/2028	6,061	6,051
IO, 1.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	604,805	43,427
1.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	930,555	53,857
4.50%, 09/16/2047(k)	1,717,424	272,296
1.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	1,702,331	154,958
		977,291
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $18,929,812)		15,458,117
Shares		Value
Exchange-Traded Funds–0.02%
Invesco High Yield Select ETF(o)	10,000	$246,411
Invesco Short Duration Bond ETF(d)(o)	12,000	297,300
Total Exchange-Traded Funds (Cost $547,935)		543,711
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(h)(p)	44	0
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(o)(q)	274	274
Invesco Treasury Portfolio, Institutional Class, 5.04%(o)(q)	314	314
Total Money Market Funds (Cost $588)		588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $2,348,190,467)		2,261,786,105
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.36%
Invesco Private Government Fund, 5.10%(o)(q)(r)	33,994,655	33,994,655
Invesco Private Prime Fund, 5.22%(o)(q)(r)	87,447,395	87,438,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $121,446,006)		121,433,303
TOTAL INVESTMENTS IN SECURITIES–105.09% (Cost $2,469,636,473)		2,383,219,408
OTHER ASSETS LESS LIABILITIES—(5.09)%		(115,331,499)
NET ASSETS–100.00%		$2,267,887,909
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
COF	– Cost of Funds
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,002,692,492, which represented 44.21% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at May 31, 2023.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Zero coupon bond issued at a discount.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco High Yield Select ETF	$-	$249,153	$-	$(2,742)	$-	$246,411	$1,536
Invesco Short Duration Bond ETF	-	298,782	-	(1,482)	-	297,300	1,446
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,017,433	56,041,705	(59,058,864)	-	-	274	39,963
Invesco Liquid Assets Portfolio, Institutional Class	2,155,172	40,029,789	(42,183,024)	-	(1,937)	-	27,772
Invesco Treasury Portfolio, Institutional Class	3,448,494	64,047,663	(67,495,843)	-	-	314	45,954
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,668,218	65,417,497	(65,091,060)	-	-	33,994,655	358,471*
Invesco Private Prime Fund	86,575,414	155,341,538	(154,454,502)	(7,984)	(15,818)	87,438,648	959,972*
Total	$128,864,731	$381,426,127	$(388,283,293)	$(12,208)	$(17,755)	$121,977,602	$1,435,114

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,941	September-2023	$1,016,996,771	$(1,187,581)	$(1,187,581)
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,212	September-2023	$(241,280,813)	$218,478	$218,478
U.S. Treasury 10 Year Notes	544	September-2023	(62,271,000)	(40,404)	(40,404)
U.S. Treasury 10 Year Ultra Notes	650	September-2023	(78,294,531)	(426,792)	(426,792)
U.S. Treasury Long Bonds	238	September-2023	(30,545,813)	(321,672)	(321,672)
U.S. Treasury Ultra Bonds	61	September-2023	(8,349,375)	(120,570)	(120,570)
Subtotal—Short Futures Contracts				(690,960)	(690,960)
Total Futures Contracts				$(1,878,541)	$(1,878,541)

(a)	Futures contracts collateralized by $1,635,142 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,574,805,517	$8,463,195	$1,583,268,712
Asset-Backed Securities	—	602,194,398	9,171,456	611,365,854
U.S. Treasury Securities	—	33,247,288	—	33,247,288
Agency Credit Risk Transfer Notes	—	17,901,835	—	17,901,835
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,458,117	—	15,458,117
Exchange-Traded Funds	543,711	—	—	543,711
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	588	121,433,303	—	121,433,891
Total Investments in Securities	544,299	2,365,040,458	17,634,651	2,383,219,408
Other Investments - Assets*
Investments Matured	—	256,691	—	256,691
Futures Contracts	218,478	—	—	218,478
	218,478	256,691	—	475,169
Other Investments - Liabilities*
Futures Contracts	(2,097,019)	—	—	(2,097,019)
Total Other Investments	(1,878,541)	256,691	—	(1,621,850)
Total Investments	$(1,334,242)	$2,365,297,149	$17,634,651	$2,381,597,558

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Term Bond Fund